Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Tandem Fund
Shareholder Report [Line Items]
Fund Name	Tandem Fund
Class Name	Tandem Fund
Trading Symbol	TANDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tandem Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tiafunds.com/literature. You can also request this information by contacting us at 1-877-743-7820.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-743-7820
Additional Information Website	https://www.tiafunds.com/literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Tandem Fund	$75	0.81%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the fiscal year ended June 30, 2026, the Fund returned -14.80% while its benchmark, the S&P 500® Index (the "S&P 500®"), advanced 22.32%. The Fund trailed the S&P 500® for the fiscal year, though the shortfall was concentrated in a few short stretches rather than spread evenly across it. Beginning in late August 2025, and again from late March through May 2026, the market's advance came almost entirely from a narrow group of companies tied to artificial intelligence. The Fund holds little exposure to those companies, as few of them meet the Fund's requirement of consistent growth in earnings, sales, cash flow, and dividends. Separately, in late January and early February 2026, concerns that artificial intelligence would disrupt established software, professional services, and financial services businesses drove sharp declines in several of the Fund's holdings, despite continued earnings growth at those companies. The Fund's cash position also detracted as the market advanced. For the fiscal year, our holdings in Amphenol, Johnson & Johnson, and NextEra Energy were strong contributors to the Fund's performance. Zoetis and Intuit were detractors from the Fund's performance for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Inception(A) (03/15/2019)
Tandem Fund	-14.80%	1.65%	5.59%
S&P 500® Index	22.32%	13.41%	16.12%

Performance Inception Date	Mar. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 11, 2025
Net Assets	$ 15,544,702
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 221,227
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$15,544,702
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	29%
Total Advisory Fees Paid ($)(B)	$221,227
Total Advisory Fees Before Waiver ($)	$235,998

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Goldman Sachs FS Government Fund Institutional Class	6.93%
Amphenol Corporation – Class A	4.99%
United States Treasury 3.64%, due 07/07/26	4.82%
United States Treasury 3.64%, due 07/14/26	4.82%
NextEra Energy Inc.	4.23%
Intercontinental Exchange, Inc.	3.64%
ResMed, Inc.	3.64%
Microsoft Corporation	3.60%
Terreno Realty Corporation	3.50%
Steris PLC (Ireland)	3.39%
Sectors (% of net assets)

*	Net Assets represents cash equivalents and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Goldman Sachs FS Government Fund Institutional Class	6.93%
Amphenol Corporation – Class A	4.99%
United States Treasury 3.64%, due 07/07/26	4.82%
United States Treasury 3.64%, due 07/14/26	4.82%
NextEra Energy Inc.	4.23%
Intercontinental Exchange, Inc.	3.64%
ResMed, Inc.	3.64%
Microsoft Corporation	3.60%
Terreno Realty Corporation	3.50%
Steris PLC (Ireland)	3.39%

Material Fund Change [Text Block]
Material Fund Changes

Effective November 11, 2025 the Castle Tandem Fund was renamed to the Tandem Fund and Tandem Investment Advisors, Inc., formerly the Fund's sub-adviser, replaced Castle Investment Management, LLC and became the new investment adviser. As a result, the Fund no longer has an investment sub-adviser. Effective November 11, 2025, the fees paid for the management and service fees were reduced to the annual rates of the average daily net assets stated below.

New management fee: 0.75%
New service fee: 0.20%

Additionally, effective November 11, 2025, the new investment adviser contractually agreed to waive management and service fees by an annual rate of 0.30% of the average daily net assets.

Material Fund Change Name [Text Block]	Effective November 11, 2025 the Castle Tandem Fund was renamed to the Tandem Fund
Material Fund Change Expenses [Text Block]	Effective November 11, 2025, the fees paid for the management and service fees were reduced to the annual rates of the average daily net assets stated below.

New management fee: 0.75%
New service fee: 0.20%

Additionally, effective November 11, 2025, the new investment adviser contractually agreed to waive management and service fees by an annual rate of 0.30% of the average daily net assets.
Material Fund Change Adviser [Text Block]	Tandem Investment Advisors, Inc., formerly the Fund's sub-adviser, replaced Castle Investment Management, LLC and became the new investment adviser. As a result, the Fund no longer has an investment sub-adviser.